1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com COREY F. ROSE corey.rose@dechert.com +1 202 261 3314 Direct +1 202 261 3158 Fax

August 16, 2021

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Hartford Mutual Funds II, Inc. – Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of The Hartford Mutual Funds II, Inc. (the “Registrant”), attached for filing by means of the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”). This Form N-14 is being filed in connection with the reorganization of the Schroder Core Bond Fund (the “Acquired Fund”), a series of Schroder Series Trust, with and into the Hartford Schroders Sustainable Core Bond Fund (the “Acquiring Fund”), a series of the Registrant, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund.

No fees are required in connection with this filing. Please call the undersigned at 202.261.3314 with any questions regarding the attached.

Sincerely,

/s/ Corey F. Rose
Corey F. Rose cc: John V. O’Hanlon